STOCK-BASED EMPLOYEE COMPENSATION	9 Months Ended
Sep. 30, 2011
STOCK-BASED EMPLOYEE COMPENSATION
14.	STOCK-BASED EMPLOYEE COMPENSATION
On May 16, 2008, the Board of Directors approved the CUI Global, Inc. 2008 Equity Incentive Plan (“2008 Plan”) for 1,500,000 shares of the Company’s common stock.  The 2008 Plan provides for the issuance of stock options to attract, retain and motivate employees, to encourage employees, directors and independent contractors to acquire an equity interest in the Company, to make monetary payments to certain employees based upon the value of the Company’s stock and provide employees, directors and independent contractors with an incentive to maximize the success of the Company and further the interest of the shareholders.  The 2008 Plan provides for the issuance of Incentive Stock Options and Non Statutory Options.  The Administrator of the plan shall determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2008 Plan have a maximum duration of 10 years.

At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000.  All of these shares have been registered under Form S-8.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies.  The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board.  Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock.  The Compensation Committee was appointed as the Plan Administrator to manage the plan.  October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders.  The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2009 Plan have a maximum duration of 10 years.

The fair value of each stock option is estimated on the date of grant using a Black Scholes Pricing Model.  During the year ended December 31, 2010, the Company granted 3,335,382 stock options to employees, officers and directors with the following assumptions; exercise price of $0.19 - $0.30, volatility of 95% - 163%, risk free interest rate of 0.35% - 0.75% and a term of 2 years.  During the year ended December 31, 2009, the Company granted 4,373,273 stock options to employees, officers and directors with the following assumptions; exercise price of $0.19 - $0.25, volatility of 99% - 135%, risk free interest rate of 0.73% - 0.93% and a term of 2 years.

The following information is presented for the stock option activity for the year ended December 31, 2010:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contract Life	Intrinsic Value
Outstanding at December 31, 2008	5,270,000	$0.13	6.55	$2,350
Exercised	-	$-
Expired	(1,900,000)	$0.24
Forfeited	(80,000)	$0.19
Granted	4,373,273	$0.24	8.01
Outstanding at December 31, 2009	7,663,273	$0.17	8.18	$1,880
Exercised	(54,310)	$0.19
Expired	(2,000,000)	$0.01
Forfeited	(143,190)	$0.19
Granted	3,335,382	$0.29	9.76
Outstanding at December 31, 2010	8,801,155	$0.25	8.37	$66,544
Outstanding exercisable at December 31, 2010	5,308,773	$0.22	7.59	$66,544

The weighted average fair value of warrants and options granted during the periods are as follows:

	2010	2009
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$0.30	$-
Exercise price exceeded the market price	$0.19	$0.19
Exercise price exceeded the market price	$-	$0.25